Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Net income for the period	R$ 1,653,684	R$ 1,504,768	R$ 1,166,284
Other comprehensive income that may be reclassified to the statement of income in subsequent periods
Currency translation adjustment	56	(677)	(117)
Loss on investments designated at fair value through OCI	(845)	(162)	411
Derivative financial instruments through OCI	253
Income tax and social contribution	201	55	(140)
Other comprehensive income for the period	1,653,349	1,503,984	1,166,438
Attributable to
Equity holders of the parent	1,653,349	1,503,984	1,166,256
Non-controlling interests	0	0	182
Net income for the period	R$ 1,653,349	R$ 1,503,984	R$ 1,166,438